Investments - Disclosure Of Detailed Information About Investment Property (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investment property	$ 28.2		$ 12.3
Gains (losses) on fair value adjustment, investment property	(4.3)		10.2
Increase (decrease) through net exchange differences, investment property	(10.4)		1.2
Dividends received, classified as investing activities	(0.6)		(5.8)	$ (0.9)
Disposals, investment property			(1.5)
Additions from acquisitions, investment property	30.8		11.8
Investment property	43.7		28.2	12.3
MSW Multicorp 2 Fundo de Investimento em Participaes [Member]
Disclosure of detailed information about investment property [line items]
Investment property	1.7		0.0
Gains (losses) on fair value adjustment, investment property	0.9		0.9
Increase (decrease) through net exchange differences, investment property	(0.9)		0.8
Dividends received, classified as investing activities	0.0		0.0
Disposals, investment property			0.0
Additions from acquisitions, investment property	1.1		0.0
Investment property	2.8		1.7	0.0
Xmobots Holding S. A [Member]
Disclosure of detailed information about investment property [line items]
Investment property	0.0		0.0
Gains (losses) on fair value adjustment, investment property	(1.3)	[1]	0.0
Increase (decrease) through net exchange differences, investment property	(4.4)	[1]	0.0
Dividends received, classified as investing activities	0.0	[1]	0.0
Disposals, investment property			0.0
Additions from acquisitions, investment property	25.7	[1]	0.0
Investment property	20.0		0.0	0.0
Fundo de Investimento em Participaes Aeroespacial Multiestratgia [Member]
Disclosure of detailed information about investment property [line items]
Investment property	3.3		7.8
Gains (losses) on fair value adjustment, investment property	0.5		(0.4)
Increase (decrease) through net exchange differences, investment property	(1.1)		(0.2)
Dividends received, classified as investing activities	(0.6)		(5.8)
Disposals, investment property			0.0
Additions from acquisitions, investment property	0.1		1.9
Investment property	2.2		3.3	7.8
Nidec Aerospace LLC [Member]
Disclosure of detailed information about investment property [line items]
Investment property	5.6		0.0
Gains (losses) on fair value adjustment, investment property	(6.5)		(0.3)
Increase (decrease) through net exchange differences, investment property	0.0		0.0
Dividends received, classified as investing activities	0.0		0.0
Disposals, investment property			0.0
Additions from acquisitions, investment property	3.9		5.9
Investment property	3.0		5.6	0.0
Águas Azuis Construção Naval SPE Ltda.
Disclosure of detailed information about investment property [line items]
Investment property	17.6		4.5
Gains (losses) on fair value adjustment, investment property	2.1		10.0
Increase (decrease) through net exchange differences, investment property	(4.0)		0.6
Dividends received, classified as investing activities	0.0		0.0
Disposals, investment property			(1.5)
Additions from acquisitions, investment property	0.0		4.0
Investment property	15.7		17.6	4.5
Centimfe Centro Tecnologico da Industria de Moldes e Ferramentas Especiais [Member]
Disclosure of detailed information about investment property [line items]
Investment property	0.0		0.0
Gains (losses) on fair value adjustment, investment property	0.0		0.0
Increase (decrease) through net exchange differences, investment property	0.0		0.0
Dividends received, classified as investing activities	0.0		0.0
Disposals, investment property			0.0
Additions from acquisitions, investment property	0.0		0.0
Investment property	$ 0.0		$ 0.0	$ 0.0

[1]	The Company’s interest in Xmobots Holding S.A. increased to 36.92% (2023: 10.24%), resulting from the acquisition of an additional equity interest, through Embraer Ventures Equity Investment Fund, in March 2024. Due to this increase and other conditions, the Company now has significant influence on the financial and operating policies of the investee. Therefore, the investment that, prior to the transaction, was measured at fair value and presented as financial investments, is now measured under equity method. The transaction price was R$ 89.9 million (equivalent to US$ 18.0), of which R$ 65.5 million (equivalent to US$ 13.2) has already been paid. The remaining balance is presented as other payables (Note 21).